SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of Presentation	The consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries and a VIE. All inter-company transactions and balances between the Company, its subsidiaries, and the VIE are eliminated upon consolidation. The Company included the results of operations of acquired businesses from the respective dates of acquisition.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management evaluates estimates, including those related to the expected total costs of integrated solutions contracts and service contracts, allowance for current expected credit losses, fair value of the retained equity interest of a former subsidiary, warranties, valuation allowance of deferred tax assets, impairment of goodwill and other long-lived assets, goodwill related to the acquisition of Beijing Hollysys Intelligent Technologies Co., Ltd (“Hollysys Intelligent”), provision for loss contracts, incremental borrowing rate (“IBR”) for operating leases and net realizable value of inventory. Management’s estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ
materially from those estimates.

Foreign currency translations and transactions
Foreign currency translations and transactions
The Company’s functional currency is the United States dollars (“US dollars” or “$”); whereas the Company’s subsidiaries and VIE use the primary currency of the economic environment in which their operations are conducted as their functional currency. According to the criteria of ASC 830,
Foreign Currency Matters
, the Company uses the US dollars as its reporting currency.
The Company translates the assets and liabilities of its subsidiaries and VIE into US dollars using the rate of exchange prevailing at the balance sheet date, and the consolidated statements of comprehensive income are translated at average rates during the reporting period. Adjustments resulting from the translation of financial statements from the functional currency into US dollars are recorded in stockholders’ equity as part of accumulated other comprehensive income. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates, and the exchange gains or losses are reflected in the consolidated statements of comprehensive income for the reporting period.
Transactions denominated in foreign currencies are measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings.
“RMB” and “CNY” refer to Renminbi, the legal currency of China; “SGD” and “S$” refer to the Singapore dollar, the legal currency of Singapore; “US dollar,” “$” and “US$” refer to the legal currency of the United States; “MYR” refers to the Malaysian Ringgit, the legal currency of Malaysia; “AED” refers to the United Arab Emirates Dirham, the legal currency of United Arab Emirates; “HKD” refers to the Hong Kong dollar, the legal currency of Hong Kong; “MOP” refers to the Macau Pataca, the legal currency of Macau; “INR” refers to the Indian Rupee, the legal currency of India; and “QAR” refers to the Qatar Riyal, the legal currency of Qatar; “IDR” refers to Indonesia Rupiah, the legal currency of Indonesia, “PHP” refers to Philippine Peso, the legal currency of Philippines.

Business combinations
Business combinations
The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC Topic 805,
Business Combinations
(“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of (i) the total cost of the acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of the acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.
The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling
interests are based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted cash flows over that period.
Acquisition-related costs are recognized as general and administrative expenses in the consolidated statements of comprehensive income as incurred.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Short-term investments
Short-term investments
Short-term investments consist of deposits placed with financial institutions with original maturity terms from four months to one year. As of June 30, 2022, $nil, $4,310, and $7,893 of short-term investments were placed in financial institutions in the PRC, Singapore, and Malaysia, respectively. As of June 30, 2021, $40,254, $4,293, and $4,261 of short-term investments were placed in financial institutions in the PRC, Singapore, Malaysia, respectively.

Restricted cash
Restricted cash
Restricted cash mainly consists of the cash deposited in banks pledged for performance guarantees or bank loans. These cash balances are not available for use until these guarantees are expired or cancelled, or the loans are repaid.

Revenue recognition
Revenue recognition
Integrated solutions contracts

Revenues generated from designing, building, and delivering customized integrated industrial automation systems are recognized over time as the customer simultaneously receives and consumes the benefits provided by the Company’s performance as it occurs or because the customers control the related asset as it is created or enhanced. The contracts for designing, building, and delivering customized integrated industrial automation systems are legally enforceable and binding agreements between the Company and customers. The duration of contracts depends on the contract size and ranges from six months to five years excluding the warranty period. The majority of the contract duration is longer than one year.

Revenue generated from mechanical and electrical solution contracts for the construction or renovation of buildings, rail or infrastructure facilities is also recognized over time as the customer simultaneously receives and consumes the benefits provided by the Company’s performance as it occurs or because the customers control the related asset as it is created or enhanced. The contracts for mechanical and electrical solution are legally enforceable and binding agreements between the Company and customers. The duration of contracts depends on the contract size and the complexity of the construction work and ranges from six months to three years excluding the warranty period. The majority of the contract duration is longer than one year.
In accordance with ASC Topic 606,
Revenue from Contract with Customers
(“ASC 606”), recognition is based on an estimate of the income earned to date, less income recognized in earlier periods. Extent of progress toward completion is measured using the cost-to-cost
method where the progress (the percentage complete) is determined by dividing costs incurred to date by the total amount of costs expected to be incurred for the integrated solutions contracts. The Company’s estimates of total costs expected to be incurred for an integrated solutions contract include assumptions regarding the Company’s future effort or input such as direct costs of equipment and materials and direct labor costs.
Significant estimation uncertainty exists due to the long construction periods and sensitivity of these assumptions to the extent of progress towards completion and estimated total costs of integrated solutions contracts, as both impact revenue and gross profit realization. The significant assumptions are forward-looking and could be affected by future economic and market conditions and changes in the level of efforts and costs required to complete the integrated solutions contracts. The total costs incurred may not always be proportionate to the Company’s progress in satisfying their performance obligations. Changes in the estimated total costs affect the revenue recognized in the current period and in future periods. Provisions, if any, are made
in the period when anticipated losses become evident on uncompleted contracts.
The Company reviews and updates the estimated total costs of the contracts at least annually. Revisions to contract revenue and estimated total costs of the contracts are made in the period in which the facts and circumstances that cause the revision become known and are accounted for as changes in estimates. Unapproved change orders are considered claims. Claims are recognized only when they have been awarded by customers. Excluding the impact of change orders, if the estimated total costs of integrated solutions contracts, which were revised during the years ended June 30, 2020, 2021 and 2022, had been used as a basis of recognition of integrated solutions contracts revenue since the contract commencement, net income for the years ended June 30, 2020, 2021 and 2022 would have been decreased by $14,181, $13,528, and $28,473, respectively; basic net income per share for years ended June 30, 2020, 2021 and 2022 would have been decreased by $0.23, $0.22, and $0.47 respectively; and diluted net income per share for the years ended June 30, 2020, 2021 and 2022, would have decreased by $0.23, $0.22, and $0.46, respectively. Revisions to the estimated total costs for the years ended June 30, 2020, 2021 and 2022 were made in the ordinary course of business.
The Company combines a group of contracts as one project if they are closely related and are, in substance, parts of a single project with an overall profit margin. The Company segments a contract into several projects, when they are of different business substance, for example, with different business negotiation, solutions, implementation plans and margins.
Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings. Billings in excess of revenues recognized on the contracts are recorded as deferred revenue until the above revenue recognition criteria are met. Recognition of accounts receivable and costs and estimated earnings in excess of billings are discussed below.
The Company generally recognizes 100% of the contractual revenue when the customer acceptance has been obtained and no further major costs are estimated to be incurred, and normally this is also when the warranty period commences. Revenues are presented net of value-added tax collected on
behalf of the government.
Product sales

The Company’s products mainly include hardware and software. Revenue generated from sales of products is recognized when control of the promised goods is transferred to the Company’s customers in an amount of consideration to which the Company expects to be entitled to in exchange for those goods. Revenues are presented net of value-added tax collected on behalf of the government.
Service rendered
The Company mainly provides the following services:
The Company provides maintenance service which is generally completed onsite at the customers’ premises. Revenue is recognized over time by using the cost-to-cost
method to measure the progress towards the completion of the performance obligation as the customer simultaneously receives and consumes the benefits from the services rendered by the Company. As costs incurred represent work performed, the Company believes this method best depicts transfer of control of the asset to the customer. Revenues are presented net of value-added tax collected on behalf of the government.

The Company also separately sells extended warranties to their integrated solution customers for a fixed period. Such arrangements are negotiated separately from the corresponding integrated solution system and are usually entered into upon the expiration of the warranty period attached to the integrated solutions contracts. During the extended warranty period, the Company is responsible for addressing issues related to the system. Part replacement is not covered in such services. The Company uses time elapsed to measure the progress toward complete satisfaction of the performance obligation and recognizes revenue ratably over the contractual term. Revenues are presented net of value-added tax collected on behalf of the government.
Excluding the impact of change orders, if the estimated total costs of service contracts, which were revised during the year ended June 30, 2022, had been used as a basis of recognition of service contract revenue since the contract commencement, net income for the years ended June 30, 2020, 2021 and 2022 would have been decreased by $4,603, $9,735 and $7,450, respectively; basic net income per share for years ended June 30, 2020, 2021 and 2022 would have been decreased by $0.08, $0.16 and $0.12, respectively; and diluted net income per share for the years ended June 30, 2020, 2021 and 2022, would have decreased by $0.08, $0.16 and $0.12, respectively. Revisions to the estimated total costs for the years ended June 30, 2020, 2021 and 2022 were made in the ordinary course of business.
Contract assets
Contract assets include amounts that represent the rights to receive payment for goods or services that have been transferred to the customer, with the rights conditional upon something other than the passage of time. Accordingly, the Company includes the following in the contract assets: (i) unbilled amounts resulting from revenue recognized exceeding amounts billed to customers for integrated solutions contracts and maintenance service contracts using the cost-to-cost
method, which are recorded in the balance sheet as costs and estimated earnings in excess of billing; and (ii) accounts receivable retention amounts which were held by customers from the VIE (Concord and Bond Groups) upon the issuance of the final completion certificate and completion of the defects liability period.
Performance of the integrated solutions contracts will often extend over long periods and the Company’s right to receive payments depends on its performance in accordance with the contractual terms. The Company has different billing practices for its PRC subsidiaries, overseas subsidiaries, and the VIE (Concord and Bond Groups). For the Company’s PRC subsidiaries, billings are issued based on milestones specified in the contracts negotiated with customers. In general, there are four milestones: 1) project commencement; 2) system manufacturing and delivery; 3) installation, trial-run
and customer acceptance; and 4) end of the warranty period. The amounts to be billed at each milestone are specified in the contract. All integrated solutions contracts have the first milestone, but not all contracts require prepayments. The length of each interval between two continuous billings under an integrated solutions contract varies depending on the duration of the contract (under certain contracts, the interval lasts more than a year) and the last billing to be issued for an integrated solutions contract is scheduled at the end of a warranty period. There are no significant financing components in the integrate solutions contracts.
For Concord and Bond Groups, billing claims rendered are subject to the further approval and certification of the customers or their designated consultants. Payments are made to Concord and Bond Groups based on the certified billings according to the payment terms mutually agreed between the customers and Concord and Bond Groups. Certain amounts are retained by the customer and payable to Concord and Bond Groups upon the issuance of the final completion certificate and completion of the defects liability period. The retained amounts are recorded as accounts receivable retention.
Contract liabilities
Contract liabilities include the amounts that reflect obligations to provide goods or services for which payment has been received. Contract liabilities are presented in the balance sheet as deferred revenue.
The Company receives prepayments for integrated solutions contracts, product sales and service contracts for goods or services to be provided in the future. Prepayments received are recorded as deferred revenue, which is recognized as revenue based on the revenue recognition policies disclosed above for integrated solutions contracts, product sales and services rendered.

Accounts receivable and costs and estimated earnings in excess of billings
Accounts receivable, costs and estimated earnings in excess of billings and accounts receivable retention
The carrying value of the Company’s accounts receivable, costs and estimated earnings in excess of billings and accounts receivable retention, net of the allowance for credit losses, represents their estimated net realizable value. An allowance for doubtful accounts is recognized when it is probable that the Company will not collect the amount and is written off in the period when deemed uncollectible. The Company periodically reviews the status of contracts and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and historical experience. The Company does not require collateral from its customers and does not charge interest for late payments by its customers.

Inventories
Inventories
Inventories are composed of raw materials, work in progress, purchased and manufactured finished goods and low value consumables. Inventories are stated at the lower of cost and net realizable value. The Company uses the weighted average cost method as its inventory costing method.
The Company assesses the lower of cost and net realizable value for non-saleable,
excess or obsolete inventories based on its periodic review of inventory quantities on hand and the latest forecasts of product demand and production requirements from its customers. The Company writes down inventories for non-saleable,
excess or obsolete raw materials,
work-in-process
and finished goods by charging such write-downs to cost of integrated solutions contracts and/or costs of products sold.

Warranties
Warranties
Warranties represent a major term under integrated solutions contracts and maintenance service contracts, which will last, in general, for one to three years or otherwise specified in the terms of the contract. The Company accrues warranty liabilities under a service contract as a percentage of revenue recognized, which is derived from its historical experience, in order to recognize the warranty cost for the related contract throughout the contract period.

Property, plant and equipment, net
Property, plant and equipment, net
Property, plant and equipment, other than construction in progress, are recorded at cost and are stated net of accumulated depreciation and impairment, if any. Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 - 50 years
Machinery	5 - 10 years
Software	3 - 10 years
Vehicles	5 - 10 years
Electronic and other equipment	3 - 10 years
Construction in progress represents uncompleted construction work of certain facilities which, upon completion, management intends to hold for production purposes. In addition to costs under construction contracts, other costs directly related to the construction of such facilities, including duty and tariff, equipment installation and shipping costs, and borrowing costs are capitalized. Depreciation commences when the asset is placed in service.
Maintenance and repairs are charged directly to expenses as incurred, whereas betterment and renewals are capitalized in their respective accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

Prepaid land leases, net
Prepaid land leases, net
Prepaid land lease payments, for the land use right of four parcels of land in the PRC, three parcels of leasehold land in Malaysia and one parcel of leasehold land in Singapore, are initially stated at cost and are subsequently amortized on a straight-line basis over the lease terms of 49 to
88
years.

Intangible assets, net
Intangible assets, net
Intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets are amortized using a straight-line method.
The estimated useful lives for the intangible assets are as follows:

Category	Estimated useful life
Patents and copyrights	5 - 10 years
Residual values are considered nil.

Goodwill
Goodwill
Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Company assesses goodwill for impairment in accordance with ASC subtopic
350-20,
Intangibles – Goodwill and Other
(“ASC
350-20”),
which requires that goodwill is not amortized but to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events as defined by ASC
350-20.
The Company’s goodwill outstanding at June 30, 2022 was related to the acquisitions of Beijing Hollysys Industrial Software Company Ltd (“Hollysys Industrial Software”), Shandong Lukang Pharmaceutical Engineering Design Co., Ltd (“Shandong Lukang”) and Hollysys Intelligent.
The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the test in accordance with ASC
350-20.
If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not
that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described below is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.
Due to downward revision of forecasted future profits, the Company determined it was more likely than not that an impairment existed within the Bond Group reporting unit and performed a quantitative goodwill impairment test as of June 30, 2020. The Company performed the two-step
quantitative goodwill impairment test with the assistance of an independent third-party appraiser and estimated the fair value of the reporting unit using a discounted cash flow approach.
Significant management judgment and estimation were involved in forecasting the amount and timing of expected future cash flows and the underlying assumptions used in the discounted cash flow approach to determine the fair value of the Bond Group reporting unit. In particular, the fair value estimate was sensitive to significant assumptions, such as forecasted revenue growth rates, gross profit margins and discount rates, which were determined using the Weighted Average Cost of Capital and Capital Asset Pricing Model approach and the selection of comparable companies operating in similar businesses. These significant assumptions were forward looking and could be materially affected by future market or global economic conditions. As a result, the Company recorded a full impairment
c
harge
of US$35,767 attributable to its Bond Group reporting unit.

Impairment of long-lived assets other than goodwill
Impairment of long-lived assets other than goodwill
The Company evaluates its long-lived assets or asset groups including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or quoted market prices.

Shipping and handling costs
Shipping and handling costs
All shipping and handling fees charged to customers are included in net revenue. Shipping and handling costs incurred are included in cost of integrated solutions contracts and/or costs of products sold as appropriate.

Income taxes
Income taxes
The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.
The Company complies with ASC 740,
Income Taxes
(“ASC 740”)
,
which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 are classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax positions which is included in accrued liabilities is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each annual filling is done, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Research and development costs
Research and development costs
Research and development costs consist primarily of salaries, bonuses and benefits for research and development personnel. Research and development costs also include travel expenses of research and development personnel as well as depreciation of hardware equipment and software tools and other materials used in research and development activities. Research and development costs are expensed as incurred. Software development costs are also expensed as incurred as the costs qualifying for capitalization have been insignificant for the periods presented.

VAT refunds and government subsidies
VAT refunds and government subsidies
Pursuant to the laws and regulations of the PRC, the Company remits 13% of its sales as value added tax (“VAT”), and then is entitled to a refund of the portion of the Company’s actual VAT burden that exceeds the 3% levied on all sales containing internally developed software products. VAT refunds are recognized in the consolidated statements of comprehensive income when cash refunds or the necessary approval from the tax authority has been received. Certain subsidiaries of the Company located in the PRC receive government subsidies from local PRC government agencies. Government subsidies are recognized in the consolidated statements of comprehensive income when the nec
essary
conditions have been met. Government grants received for the years ended June 30, 2020, 2021 and 2022 amounted to $6,930 , $3,934 and $4,987, respectively, of which$4,655, $9,192 and $7,911 were included as a credit to operating expenses in the consolidated statements of comprehensive income for the years ended June 30, 2020, 2021 and 2022, respectively.

Appropriations to statutory reserve
Appropriations to statutory reserve
Under the corporate law and relevant regulations in the PRC, all of the subsidiaries of the Company located in the PRC are required to appropriate a portion of their retained earnings to statutory reserve. All subsidiaries located in the PRC are required to appropriate 10% of their annual after-tax
income each year to the statutory reserve until the statutory reserve balance reaches 50% of the registered capital. In general, the statutory reserve shall not be used for dividend distribution purposes. In Dubai and Qatar, companies are required to appropriate 10% of its annual after-tax
income each year to the statutory reserve and the appropriation may be suspended by the shareholders if the reserve reaches 50% of the registered capital. The statutory reserve can be used to cover the losses of the companies or to increase the capital of the companies with a decision by the general assembly of Concord Corporation Pte. Ltd, Dubai Branch (“CCPL Dubai”) and Concord Electrical Contracting Ltd., a Qatar company (“CECL”).

Segment reporting
Segment reporting
In accordance with ASC 280,
Segment Reporting
(“ASC 280”), segment reporting is determined based on how the Company’s chief operating decision makers review operating results to make decisions about allocating resources and assessing performance of the Company. According to management’s approach, the Company organizes its internal financial reporting structure based on its main product and service offerings. The Company operates in three principal business segments in the financial reporting structure and their management report, namely industrial automation, rail transportation and mechanical and electrical solutions. The Company does not allocate any assets to the three segments as management does not use the information to measure the performance of the reportable segments.

Comprehensive income
Comprehensive income
Comprehensive income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. In accordance with ASC 220,
Comprehensive Income
(“ASC 220”), the Company presents components of net income and other comprehensive income in one continuous statement.

Investments in Equity Investees and Equity Securities
Investments in equity investees and equity securities
The Company accounts for its equity investments under the equity method when the Company has rights and ability to exercise significant influence over the investees. The investments in entities over which the Company has the ability to exercise significant influence are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in
the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.
Under the equity method, original investments are recorded at cost and adjusted by the Company’s share of undistributed earnings or losses of these entities, by the amortization of any basis difference between the amount of the Company’s investment and its share of the net assets of the investee, and by dividend distributions or subsequent investments. When dividends from an investee exceed the carrying amount of an equity method investment, the excess distribution is recognized as a gain and reported as share of net income of equity investees, net in the consolidated statements of comprehensive income when the Company is not liable for the obligations of the investee nor otherwise committed to provide financial support. In such cases, subsequent equity method earnings are not recorded until subsequent earnings equal the gain recorded. Unrealized inter-company profits and losses related to equity investees are eliminated. An impairment charge, being the difference between the carrying amount and the fair value of the equity investee, is recognized in the consolidated statements of comprehensive income when the decline in value is considered other than temporary. The Company will discontinue applying the equity method if an investment (plus additional financial support provided to the investee, if any) has been reduced to zero. When the Company has other investments in its equity-method investee and is not required to advance additional funds to that investee, the Company would continue to report its share of equity method losses in its consolidated statement of comprehensive income after its equity-method investment has been reduced to zero, to the extent of and as an adjustment to the adjusted basis of its other investments in the investee. Such losses are first applied to those investments of a lower liquidation preference before being further applied to the investments of a higher liquidation preference.
The Company uses the cumulative earnings approach to classify distributions received from equity investees. Under this approach, distributions received from equity investees are presumed to be a return on the investment and are classified as cash inflows from operating activities unless the distributions received exceed cumulative equity in earnings recognized by the investor. In such case, the excess is considered a return of investment and is classified as cash inflows from investing activities.
For equity investments other than those accounted for under the equity method or those that result in consolidation of the investee, the Company measures equity investments at fair value and recognizes any changes in fair value in net income. However, for equity investments that do not have readily determinable fair values and do not qualify for the existing practical expedient in ASC 820,
Fair Value Measurements and Disclosures
(“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company has elected to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or a similar investment of the same issuer. At each reporting date, the Company is required to make a qualitative assessment as to whether equity investments without a readily determinable fair value for which the measurement alternative is elected is impaired. In the event that a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than the carrying value, the carrying value is written down to its fair value. A variety of factors are considered when determining if a decline in fair value is below carrying value, including, among others, the financial condition and prospects of the investee.

Capitalization of interest
Capitalization of interest
Interest incurred on borrowings for the Company’s construction of facilities and assembly line projects during the active construction period is capitalized. The capitalization of interest ceases once a project is substantially complete. The amount to be capitalized is determined by applying the weighted-average interest rate of the Company’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives.

Income per share
Income per share
Income per share is computed in accordance with ASC 260,
Earnings Per Share
(“ASC 260”). Basic income per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Share-based compensation
Share-based compensation
The Company accounts for share-based compensation in accordance with ASC 718,
Compensation-Stock Compensation
(“ASC 718”). The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award. The compensation cost for each vesting tranche in an award subject to performance vesting is recognized ratably from the service inception date to the vesting date for each tranche. To the extent the required service and performance conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in a subsequent period if actual forfeitures differ from initial estimates. The Company accounts for forfeitures as they occur.
For share-based awards that are subject to performance-based vesting conditions in addition to time-based vesting, the Company recognizes the estimated grant-date fair value of performance-based awards, net of estimated forfeitures, as share-based compensation expense over the vesting period based upon the Company’s determination of whether it is probable that the performance-based criteria will be achieved. At each reporting period, the Company reassesses the probability of achieving the performance-based criteria. Determining whether the performance-based criteria will be achieved involves judgment, and the estimate of share-based compensation expense may be revised periodically based on changes in the probability of achieving the performance-based criteria. Revisions are reflected in the period in which the estimate is changed. If the performance-based criteria are not met, no share-based compensation expense is recognized, and, to the extent share-based compensation expense was previously recognized, such share-based compensation expense is reversed.

Fair value measurements
Fair value measurements
The Company complies with ASC 820, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1	-	Quoted prices in active markets for identical assets or liabilities.

Level 2	-
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	-	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Concentration of risks
Concentration of risks
Concentration of credit risk
Assets that potentially subject the Company to a significant concentration of credit risk primarily consist of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, costs and estimated earnings in excess of billings, accounts receivable retention, other receivables and amounts due from related parties. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet date. As of June 30, 2022, substantially all of the Company’s cash and cash equivalents and short-term investments were managed by financial institutions located in the PRC, Singapore and Malaysia, which management believes are of high credit quality. Accounts receivable, other receivables and amounts due from related parties are typically unsecured and the risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.
The Company has no customer that individually comprised 10% or more of the outstanding balance of accounts receivable as of June 30, 2021 and 2022, respectively. The Company does not require collateral or other security to support instruments subject to credit risk.
Concentration of business and economic risk
A majority of the Company’s net revenue and net income is derived in the PRC. The Company’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.
Concentration of currency convertibility risk
A majority of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.
Concentration of foreign currency exchange rate risk
The Company’s exposure to foreign currency exchange rate risk primarily relates to monetary assets or liabilities held in foreign currencies. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to USD, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The US dollar against RMB depreciated by 2.93%, appreciated by 8.62% and depreciated by 3.65% for the years ended June 30, 2020, 2021 and 2022, respectively. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of its shares in US dollars. An appreciation of the US dollar against the RMB would result in foreign currency translation losses when translating the net assets of the Company from RMB into the US dollar.
For the years ended June 30, 2020, 2021 and 2022, the net foreign currency translation gains (losses) resulting from the translation of RMB, SGD and other functional currencies to the US dollar reporting currency recorded in stockholders’ equity as part of accumulated other comprehensive income was $(27,996), $96,331, and $(45,469), respectively.

Risks and Uncertainties
Risks and Uncertainties
Since the third quarter of fiscal year 2020, a novel strain of coronavirus
(COVID-19)
has spread rapidly globally and the Company is subject to risks and uncertainties as a result of the
COVID-19
pandemic. The pandemic has resulted in quarantines, travel restrictions and the temporary closure of stores and business facilities globally. Given the rapidly expanding nature of
COVID-19
pandemic, the Company believes there is a risk that its global business, results of operations, and financial condition will be adversely affected. Potential impact to the Company’s results of operations will also depend on future developments and new information that may emerge regarding the duration and severity of
COVID-19
and the actions taken by government authorities and other entities to contain
COVID-19
or mitigate its impact, almost all of which are beyond the Company’s control.
During the last two quarters of fiscal year 2020, the pandemic has led to delays of project execution and contract bidding, while marketing events were also adversely affected due to restriction on on-site
communication, which has negatively impacted the Company’s financial performance in 2020. While there has been gradual recovery of the Company’s overall business operations resulting from improving health statistics in China which also lessened the impact of
COVID-19
on performance of the Company in FY2021, continuous impact of the pandemic on the Company’s overseas business is foreseeable due to the continued spread of
COVID-19
in south east Asia and south Asia. The Company also faces risks that customers may delay their settlement with the Company or delay or fail to pay us as scheduled due to the impact of
COVID-19.
In addition, the pandemic is also one of the triggers for evaluating whether there is goodwill impairment of Bond Group and long-lived asset impairments. The measures taken by the governments of countries affected could disrupt the Company’s demand from its customers, sales efforts, the delivery of its products and services, reduce our customers’ ability to pay and adversely impact the Company’s business, financial condition and results, or results of operations. Because of the uncertainty surrounding the
COVID-19
outbreak, the full severity of the business disruption and the related financial impact cannot be reasonably estimated at this time.

Recent accounting pronouncements
Recent accounting pronouncements
Recently Adopted Standards
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses. Subsequently, the FASB issued ASU 2019-05, Financial Instruments – Credit Losses (Topic 326): Targeted Transition Relief and ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments – Credit Losses (collectively, the “Credit Loss ASUs”). The Credit Loss ASUs change the methodology to be used to measure credit losses for financial assets. The new methodology requires the recognition of an allowance that reflects the current estimate of credit losses expected to be incurred over the life of the financial asset. This new standard requires entities to consider forward-looking information to estimate expected credit losses, resulting in earlier recognition of credit losses. The Company adopted the standard on July 1, 2020, using a modified retrospective transition method and did not restate the comparable periods, which results in a cumulative effect adjustment to decrease the opening balance of retained earnings on July 1, 2020, by $30,451, net of $1,768 of income taxes, including the allowance for credit losses for accounts receivable, costs and estimated earnings in excess of billings, accounts receivable retention, and other receivables.

In December 2019, the FASB issued ASU
2019
-
12
,
“
Simplifying the Accounting for Income Taxes,
” as part of its Simplification Initiative to reduce the cost and complexity in accounting for income taxes. This standard removes certain exceptions related to the approach for intra period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The guidance was effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The Company adopted this guidance on July 1, 2021, and the adoption of this guidance did not have material impact to the Company’s consolidated financial statements and related disclosures.
In January 2020, the FASB issued ASU
No. 2020-01,
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the FASB Emerging Issues Task Force)(“ASU
2020-01”),
which clarifies the interactions of the accounting for certain equity securities under ASC 321, investments accounted for under the equity method of accounting in ASC 323. ASU
2020-01
could change how an entity accounts for an equity security under the measurement alternative. These amendments improve current U.S. GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. The new guidance was effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2020. Early adoption is permitted. The Company adopted this guidance on July 1, 2021, and the adoption of this guidance did not have material impact to the Company’s consolidated financial statements and related disclosures.
Standards Effective in Future Years
In March 2020, the FASB issued ASU
No. 2020-04,
“Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (ASU
2020-04,
as amended), which provides optional expedients, and allows for certain exceptions to existing GAAP, for contract modifications triggered by the expected market transition of certain benchmark interest rates to alternative reference rates. ASU
2020-04
applies to contracts hedging relationships, certain derivatives and other arrangements that reference the London Interbank Offering Rate (LIBOR) or any other rates ending after December 31, 2022. ASU
2020-04,
as amended, became effective immediately. Management does not believe the adoption of ASU
2020-04,
including optional expedients will materially impact our financial statements.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt with Conversion and Other Options and Derivative and Hedging—Contracts in Entity’s Own Equity, which simplifies the accounting for convertible instruments. This guidance eliminates certain models that require separate accounting for embedded conversion features, in certain cases. Additionally, among other changes, the guidance eliminates certain of the conditions for equity classification for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted
method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. This guidance is required to be adopted by us in the first quarter of 2023 and must be applied using either a modified or full retrospective approach. The Company is currently assessing the expected impact of the future adoption of this guidance.